Share-Based and Other Compensation Plans - Stock Option Activity (Detail) - Stock Options [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year | shares	1,163
Granted | shares	1,500
Modified-amended options | shares	923
Modified-original options | shares	(923)
Forfeited | shares	(80)
Expired | shares	(292)
Outstanding, end of year | shares	2,291
Exercisable at December 31, 2016 | shares	1,473
Weighted Average Exercise price
Outstanding, beginning of year | $ / shares	$ 20.42
Granted | $ / shares	3.70
Modified - amended options | $ / shares	3.77
Modified - original options | $ / shares	22.80
Forfeited | $ / shares	3.77
Expired | $ / shares	9.22
Outstanding, end of year | $ / shares	3.82
Exercisable at December 31, 2016 | $ / shares	$ 3.91
Weighted Average remaining contractual term
Outstanding, end of year	7 years 7 months 6 days
Exercisable at December 31, 2016	6 years 9 months 18 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 0
Exercisable at December 31, 2016 | $	$ 0